UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04704

Sims Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

225 East Mason Street, Suite 802, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

David C. Sims, President
Sims Capital Management LLC
225 East Mason Street, Suite 802
Milwaukee, WI, 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-1107

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 – June 30, 2019

Item 1. Proxy Voting Record

PROXY VOTING RECORD

Name of Fund: Sims Total Return Fund

Period: July 1, 2018 - June 30, 2019

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

Abbott Laboratories	4/26/2019	7,000	002824100	ABT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 12 Nominees		Issuer

For	For	2. Proposal to reappoint Ernst & Young LLP as the independent registered public accounting firm for the Company for the fiscal year 2019.		Issuer

Against	For	3. Proposal on advisory vote to approve executive compensation		Issuer

For	Against	4. Proposal on Independent Board Chairman		Security Holder

AutoZone, Inc.	12/19/2018	375	053332102	AZO

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 11 Nominees		Issuer

For	For	2. Proposal to reappoint Ernst & Young LLP as the independent registered public accounting firm for the Company for the fiscal year 2019.		Issuer

For	For	3. Proposal on advisory vote to approve executive compensation		Issuer

Berkshire Hathaway Inc.	5/4/2019	1,750	084670702	BRKB

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 14 Nominees		Issuer

Cisco Systems, Inc.	12/12/2018	5,000	17275R102	CSCO

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 9 Nominees		Issuer

For	For	2. Proposal on amendment to incentive plan.		Issuer

For	For	3. Proposal on advisory vote to approve executive compensation		Issuer

For	For	4. Proposal to reappoint PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for the fiscal year 2019.		Issuer

For	Against	5. Proposal on independent board chairman		Shareholder

For	Against	6. Proposal on executive compensation metrics		Shareholder

Diamond Hill Investment Group	5/1/2019	2,000	25264R207	DHFT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 7 Nominees		Issuer

For	For	2. Proposal to ratify the appointment of auditors.		Issuer

Against	For	3. Proposal for advisory vote for executive compensation.		Issuer

Franklin Resources, Inc.	2/12/2019	8,000	354613101	BEN

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 10 Nominees		Issuer

For	For	2. Proposal to ratify the appointment of auditors.		Issuer

For	For	3. Proposal to ratify the special meeting amendment.		Issuer

Against	Against	4. Proposal on genocide-free investing procedures.		Shareholder

O'Reilly Automotive, Inc.	5/7/2019	1,000	053332102	ORLY

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 9 Nominees		Issuer

Against	For	2. Proposal for approval of executive compensation.		Issuer

For	For	3. Proposal to ratify the appointment of auditors.		Issuer

For	Against	4. Proposal entitled "Special Shareholder Meetings".		Shareholder

Pfizer Inc.	4/25/2019	7,000	717081103	PFE

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 11 Nominees		Issuer

For	For	2. Ratification of the Independent Auditor		Issuer

Against	For	3. Proposal for approval of executive compensation.		Issuer

Against	For	4. Proposal to approve the stock plan.		Issuer

Against	Against	5. Shareholder proposal regarding action by written consent.		Shareholder

For	Against	6. Proposal regarding report on lobbying activities.		Shareholder

For	Against	7. Shareholder proposal regarding independent chairman.		Shareholder

Against	Against	8. Proposal regarding drug pricing.		Shareholder

Procter & Gamble	10/9/2018	4,600	742718109	PG

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 13 Nominees		Issuer

For	For	2. Ratification of the Independent Auditor		Issuer

For	For	3. Proposal for approval of executive compensation.		Issuer

Starbucks	3/20/2019	6,000	855244109	SBUX

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 10 Nominees		Issuer

For	For	2. Proposal for approval of executive compensation.		Issuer

For	For	3. Ratification of the Independent Auditor		Issuer

Against	Against	4. Proposal on true diversity board policy.		Shareholder

Against	Against	5. Proposal on sustainable packaging report.		Shareholder

US Bancorp	4/16/2019	5,000	902973304	USB

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 17 Nominees		Issuer

For	For	2. Ratification of the Independent Auditor		Issuer

Against	For	3. Proposal for approval of executive compensation.		Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sims Total Return Fund, Inc.

By (Signature and Title)	/s/David C. Sims, Principal Financial Officer

Date 07/10/2019